Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 12:  Comprehensive Income (Loss)

Other comprehensive income (loss) components and related taxes were as follows:

	2012	2011
	(In thousands)

Unrealized gains (losses) on available-for-sale securities	$(143)	$(188)

Less tax expense (benefit)	(37)	(73)

Other comprehensive income (losses) related to available-for-sale securities	$(106)	$(115)

              The components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2012	2011
	(In thousands)

Net unrealized gain on securities available for sale	$1,264	$1,407
Tax effect	(509)	(546)

Net-of-tax amount	$755	$861